Financial instruments - Summary of changes in fair value of Level 3 financial assets and financial liabilities (Detail) - Level 3 - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Opening balance	$ 147	$ 131
Currency translation adjustments	(1)	(2)
Total realised gains/(losses) included in consolidated sales revenue	0	12
Total realised gains/(losses) included in net operating costs	(11)	(18)
Total unrealised gains included in net operating costs	94	43
Total unrealised gains/(losses) transferred into other comprehensive income through cash flow hedges	9	(1)
Additions to financial assets/(liabilities)	50	29
Disposals/maturity of financial instruments	(16)	(47)
Closing balance	272	147
Net gains included in the income statement for assets and liabilities held at period end	$ 84	$ 31